LONG-TERM DEBT	12 Months Ended
Dec. 31, 2015
Long-term Debt, Unclassified [Abstract]
LONG-TERM DEBT
LONG-TERM DEBT

		2015		2014
Outstanding amounts	Maturity Dates	Outstanding at December 31	Interest Rate[1]	Outstanding at December 31	Interest Rate[1]
(millions of Canadian $, unless otherwise noted)

TRANSCANADA PIPELINES LIMITED
Debentures
Canadian	2017 to 2020	599	10.7%	749	10.9%
U.S. (2015 and 2014 – US$400)	2021	554	9.9%	464	9.9%
Medium-Term Notes
Canadian	2016 to 2041	5,192	5.3%	4,048	5.7%
Senior Unsecured Notes
U.S. (2015 – US$14,723; 2014 – US$13,526)	2016 to 2045	20,340	4.8%	15,655	5.0%
		26,685		20,916
NOVA GAS TRANSMISSION LTD.
Debentures and Notes
Canadian[2]	2016 to 2024	325	11.5%	325	11.5%
U.S. (2015 and 2014 – US$200)	2023	277	7.9%	232	7.9%
Medium-Term Notes
Canadian	2025 to 2030	504	7.4%	504	7.4%
U.S. (2015 and 2014 – US$33)	2026	45	7.5%	38	7.5%
		1,151		1,099
ANR PIPELINE COMPANY
Senior Unsecured Notes
U.S. (2015 and 2014 – US$432)	2021 to 2025	598	8.9%	502	8.9%
GAS TRANSMISSION NORTHWEST LLC
Unsecured Term Loan
U.S. (2015 – US$75)	2019	104	1.4%	—	—
Senior Unsecured Notes
U.S. (2015 – US$250; 2014 – US$325)	2020 to 2035	346	5.6%	377	5.5%
		450		377
TC PIPELINES, LP
Unsecured Loan
U.S. (2015 – US$200; 2014 – US$330)	2017	277	1.6%	383	1.4%
Unsecured Term Loan Facility
U.S. (2015 and 2014 – US$500)	2018	692	1.6%	580	1.4%
Unsecured Term Loan
U.S. (2015 – US$170)	2018	235	1.6%	—	—
Senior Unsecured Notes
U.S. (2015 – US$698; 2014 – US$350)	2021 to 2025	967	4.7%	405	4.7%
		2,171		1,368
GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP
Senior Unsecured Notes
U.S. (2015 – US$297; 2014 – US$316)	2018 to 2030	411	7.8%	367	7.8%

TUSCARORA GAS TRANSMISSION COMPANY
Senior Secured Notes
U.S. (2015 – US$16; 2014 – US$20)	2017	22	4.0%	23	4.0%
PORTLAND NATURAL GAS TRANSMISSION SYSTEM
Senior Secured Notes[3]
U.S. (2015 – US$69; 2014 – US$90)	2018	96	6.1%	105	6.1%
		31,584		24,757
Less: Current portion of Long-term debt		2,547		1,797
		29,037		22,960

[1]
Interest rates are the effective interest rates except for those pertaining to Long-term debt issued for the Company's Canadian regulated natural gas operations, in which case the weighted average interest rate is presented as approved by the regulators. Weighted average and effective interest rates are stated as at the respective outstanding dates.

[2]
Debentures issued by NGTL in the amount of $225 million have retraction provisions that entitle the holders to periodically require redemption of up to eight per cent of the then outstanding principal plus accrued and unpaid interest on specified repayment dates. No redemptions were made in 2015 or 2014.

[3]	Secured by shipper transportation contracts, existing and new guarantees, letters of credit and collateral requirements.
Principal Repayments
At December 31, 2015, principal repayments on the Long-term debt of the Company for the next five years are approximately as follows:

(millions of Canadian $)	2016	2017	2018	2019	2020

Principal repayments on Long-term debt	2,547	2,150	3,379	1,228	1,801

Long-Term Debt Issued
The Company issued Long-term debt over the three years ended December 31, 2015 as follows:

(millions of Canadian $, unless otherwise noted)
Company	Issue date	Type	Maturity date	Amount	Interest Rate

TRANSCANADA PIPELINES LIMITED
	November 2015	Senior Unsecured Notes	November 2017	US 1,000	1.625%
	October 2015	Medium-Term Notes	November 2041	400	4.55%
	July 2015	Medium-Term Notes	July 2025	750	3.30%
	March 2015	Senior Unsecured Notes	March 2045	US 750	4.60%
	January 2015	Senior Unsecured Notes	January 2018	US 500	1.875%
	January 2015	Senior Unsecured Notes	January 2018	US 250	Floating
	February 2014	Senior Unsecured Notes	March 2034	US 1,250	4.63%
	October 2013	Senior Unsecured Notes	October 2023	US 625	3.75%
	October 2013	Senior Unsecured Notes	October 2043	US 625	5.00%
	July 2013	Senior Unsecured Notes	June 2016	US 500	Floating
	July 2013	Medium-Term Notes	July 2023	450	3.69%
	July 2013	Medium-Term Notes	November 2041	300	4.55%
	January 2013	Senior Unsecured Notes	January 2016	US 750	0.75%
TC PIPELINES, LP
	September 2015	Unsecured Term Loan	October 2018	US 170	Floating
	March 2015	Senior Unsecured Notes	March 2025	US 350	4.375%
	July 2013	Unsecured Term Loan Facility	July 2018	US 500	Floating
GAS TRANSMISSION NORTHWEST LLC
	June 2015	Unsecured Term Loan	June 2019	US 75	Floating
Long-Term Debt Retired
The Company retired Long-term debt over the three years ended December 31, 2015 as follows:

(millions of Canadian $, unless otherwise noted)
Company	Retirement date	Type	Amount	Interest Rate

TRANSCANADA PIPELINES LIMITED
	August 2015	Debentures	150	11.90%
	June 2015	Senior Unsecured Notes	US 500	3.40%
	March 2015	Senior Unsecured Notes	US 500	0.875%
	January 2015	Senior Unsecured Notes	US 300	4.875%
	June 2014	Debentures	125	11.10%
	February 2014	Medium-Term Notes	300	5.05%
	January 2014	Medium-Term Notes	450	5.65%
	August 2013	Senior Unsecured Notes	US 500	5.05%
	June 2013	Senior Unsecured Notes	US 350	4.00%
GAS TRANSMISSION NORTHWEST LLC
	June 2015	Senior Unsecured Notes	US 75	5.09%
NOVA GAS TRANSMISSION LTD.
	June 2014	Debentures	53	11.20%
Interest Expense
Interest expense over the three years ended December 31 was as follows:

year ended December 31	2015	2014	2013
(millions of Canadian $)

Interest on Long-term debt	1,487	1,317	1,216
Interest on Junior subordinated notes (Note 17)	116	70	65
Interest on short-term debt	44	52	73
Capitalized interest	(280)	(259)	(287)
Amortization and other financial charges[1]	31	55	(21)
	1,398	1,235	1,046

[1]
Amortization and other financial charges includes amortization of transaction costs and debt discounts calculated using the effective interest method and changes in the fair value of derivatives used to manage the Company's exposure to changes in interest rates.

The Company made interest payments of $1,295 million in 2015 (2014 – $1,160 million; 2013 – $1,047 million) on Long-term debt, Junior subordinated notes and Notes payable, net of interest capitalized.